Income Taxes (Details) - Schedule of Effective Tax Rate	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Change in fair value of warrants	9.95%	(22.80%)
Warrant issuance costs	0.00%	0.00%
Valuation allowance	(27.53%)	13.29%
Income tax provision expense	(3.42%)	11.49%